CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Tax	£ 0	£ 0	£ 0
Total comprehensive income attributable to owners of the parent	£ 827	£ (586)	£ 2,385
Issue of equity under employee share scheme	709	51	725